Accrued Expenses - Summary of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued warranties	$ 1,590	$ 545	$ 571
Rebates, allowances and discounts	1,056	12
Other accrued expenses		1,613	909
Other accrued expenses	1,500	1,601
Total accrued expenses	$ 4,146	$ 2,158	$ 1,480